Insurance (Tables)	12 Months Ended
Jun. 30, 2025
Insurance [Abstract]
Schedule of Liabilities Covered by Insurance

Below is the table of the liabilities covered by insurance and the related amounts at June 30, 2025:

Insurance type	Coverage – R$

Civil liability (D&O)	50,000
Civil, professional and general liability	11,003
Machinery/Automobile	194,799
Completion guarantee	6,438
Fire/lightning/explosion/electrical damage	11,439